Pay vs Performance Disclosure	3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2023	Sep. 30, 2023	Dec. 31, 2024 USD ($) PercentileRank	Dec. 31, 2023 USD ($) PercentileRank	Dec. 31, 2022 USD ($) PercentileRank	Dec. 31, 2021 USD ($) PercentileRank	Dec. 31, 2020 USD ($) PercentileRank
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay versus Performance
The Company believes in the importance of maintaining a strong link between executive pay and company performance. As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation S-K, the following disclosure is provided about the relationship between executive compensation and the Company’s performance on select financial metrics. For a complete description regarding the Company’s compensation program, please see “Compensation Discussion and Analysis.”

Year	Summary Compensation Table Total for CEO − Gentile(1) ($)	Compensation Actually Paid to CEO − Gentile(2) ($)	Summary Compensation Table Total for CEO − Shanahan(1) ($)	Compensation Actually Paid to CEO − Shanahan(2) ($)	Average Summary Compensation Table Total for non-CEO NEOs(3) ($)	Average Compensation Actually Paid to non-CEO NEOs(3)(4) ($)	Value of Initial Fixed $100 Investment Based On		Net Income/ (Loss) ($) (in millions)	Relative TSR (Percentile Rank)(6)
							TSR ($)	Peer Group TSR ($)(5)
2024	N/A	N/A	11,457,523	12,308,511	2,592,832	1,783,918	46.93	136.24	(2,139.0)	45th
2023	11,807,067	(296,375)	8,919,114	16,736,531	2,119,556	1,561,915	43.76	119.09	(633.0)	19th
2022(6)	11,728,900	3,412,855	N/A	N/A	2,528,563	970,473	40.76	111.54	(545.7)	10th
2021(6)	10,849,938	9,924,685	N/A	N/A	2,231,105	2,043,078	59.28	95.03	(540.8)	23rd
2020(6)	10,454,350	2,195,855	N/A	N/A	2,218,950	713,360	53.73	83.94	(870.3)	0

(1)
Represents total compensation for Messrs. Gentile and Shanahan as reported in the “Summary Compensation Table.” Mr. Shanahan became our President and CEO on September 30, 2023 and accordingly no calculations are provided for him for 2020 to 2022.

(2)
The following supplemental table presents a reconciliation of Mr. Shanahan’s “Summary Compensation Table” total to the compensation actually paid for 2024, as defined and computed in accordance with Item 402(v) of Regulation S-K. However, not all of such amounts were actually earned or received by Mr. Shanahan during 2024. As Mr. Shanahan does not participate in any defined benefit plans, no adjustments were required to amounts reported in the “Summary Compensation Table” totals related to the value of benefits under such plans.

CEO Reconciliation for 2024

				Equity Award Adjustments
CEO	Summary Compensation Table Total ($)	Value of Equity Awards Reported in Summary Compensation Table ($)	Year End Fair Value of Equity Awards Granted in the Year and Unvested at Year End ($)	Change in Fair Value of Equity Awards Granted in Prior Years that are Unvested at Year End ($)	Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value of Equity Awards Granted in Year that Vested in the Year ($)	Fair Value of Equity Awards Granted in Prior Years that Forfeited in the Year ($)	Value of Dividends or other Earnings Paid on Stock Awards not Otherwise Reflected ($)	Total Compensation Actually Paid ($)
Patrick Shanahan	11,457,523	(8,959,475)	—	730,528	101,380	8,978,555	—	—	12,308,511

(3)
Includes the average total compensation for Messrs. Welner, Gregg Brown, Black and Suchinski and Mses. Esteves and McPheeters in 2024; Messrs. Suchinski, William Brown, Young, McLarty, and Hawkins and Ms. Marnick in 2023; Messrs. Suchinski, Hawkins, and Matthies and Ms. Marnick in 2022 and 2021; and Messrs. Suchinski, Hawkins, and William Brown, Jose I. Garcia, John A. Pilla, and Ms. Marnick in 2020. Total compensation for non-CEO NEOs are as reported in the “Summary Compensation Table.”

(4)
The following supplemental table presents a reconciliation of the average non-CEO NEO “Summary Compensation Table” total to the compensation actually paid for 2024, as defined and computed in accordance with Item 402(v) of Regulation S-K. However, not all of such amounts were actually earned or received by the non-CEO NEOs during 2024. As none of the non-CEO NEOs participate in any defined benefit plans, no adjustments were required to amounts reported in the “Summary Compensation Table” totals related to the value of benefits under such plans.

Non-CEO NEO Reconciliation for 2024

			Equity Award Adjustments
Year	Average Summary Compensation Table Total ($)	Average Value of Equity Awards Reported in Summary Compensation Table ($)	Average Year End Fair Value of Equity Awards Granted in the Year and Unvested at Year End ($)	Average Change in Fair Value Equity Awards Granted in Prior Years that are Unvested at Year End ($)	Average Fair Value of Equity Awards Granted in the Year that Vested in the Year ($)	Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Average Fair Value of Equity Awards Granted in Prior Years that Forfeited in the Year ($)	Average Value of Dividends or other Earnings Paid on Stock Awards not Otherwise Reflected ($)	Average Total Compensation Actually Paid ($)
2024	2,592,832	(1,236,365)	359,652	(32,970)	484,659	(11,502)	(372,388)	—	1,783,918

(5)	The peer group used for this purpose is the S&P 500 Aerospace & Defense Index.
(6)	The Company Selected Measure represents the percentile rank of the Company’s TSR relative to peer group companies. See “Compensation Discussion and Analysis – Peer Benchmarking.”.

Company Selected Measure Name			percentile rank of the Company’s TSR relative to peer group companies
Named Executive Officers, Footnote
(1)
Represents total compensation for Messrs. Gentile and Shanahan as reported in the “Summary Compensation Table.” Mr. Shanahan became our President and CEO on September 30, 2023 and accordingly no calculations are provided for him for 2020 to 2022.

(3)
Includes the average total compensation for Messrs. Welner, Gregg Brown, Black and Suchinski and Mses. Esteves and McPheeters in 2024; Messrs. Suchinski, William Brown, Young, McLarty, and Hawkins and Ms. Marnick in 2023; Messrs. Suchinski, Hawkins, and Matthies and Ms. Marnick in 2022 and 2021; and Messrs. Suchinski, Hawkins, and William Brown, Jose I. Garcia, John A. Pilla, and Ms. Marnick in 2020. Total compensation for non-CEO NEOs are as reported in the “Summary Compensation Table.”

Peer Group Issuers, Footnote
(5)	The peer group used for this purpose is the S&P 500 Aerospace & Defense Index.

Adjustment To PEO Compensation, Footnote
(2)
The following supplemental table presents a reconciliation of Mr. Shanahan’s “Summary Compensation Table” total to the compensation actually paid for 2024, as defined and computed in accordance with Item 402(v) of Regulation S-K. However, not all of such amounts were actually earned or received by Mr. Shanahan during 2024. As Mr. Shanahan does not participate in any defined benefit plans, no adjustments were required to amounts reported in the “Summary Compensation Table” totals related to the value of benefits under such plans.

CEO Reconciliation for 2024

				Equity Award Adjustments
CEO	Summary Compensation Table Total ($)	Value of Equity Awards Reported in Summary Compensation Table ($)	Year End Fair Value of Equity Awards Granted in the Year and Unvested at Year End ($)	Change in Fair Value of Equity Awards Granted in Prior Years that are Unvested at Year End ($)	Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value of Equity Awards Granted in Year that Vested in the Year ($)	Fair Value of Equity Awards Granted in Prior Years that Forfeited in the Year ($)	Value of Dividends or other Earnings Paid on Stock Awards not Otherwise Reflected ($)	Total Compensation Actually Paid ($)
Patrick Shanahan	11,457,523	(8,959,475)	—	730,528	101,380	8,978,555	—	—	12,308,511

Non-PEO NEO Average Total Compensation Amount			$ 2,592,832	$ 2,119,556	$ 2,528,563	$ 2,231,105	$ 2,218,950
Non-PEO NEO Average Compensation Actually Paid Amount			$ 1,783,918	1,561,915	970,473	2,043,078	713,360
Adjustment to Non-PEO NEO Compensation Footnote
(4)
The following supplemental table presents a reconciliation of the average non-CEO NEO “Summary Compensation Table” total to the compensation actually paid for 2024, as defined and computed in accordance with Item 402(v) of Regulation S-K. However, not all of such amounts were actually earned or received by the non-CEO NEOs during 2024. As none of the non-CEO NEOs participate in any defined benefit plans, no adjustments were required to amounts reported in the “Summary Compensation Table” totals related to the value of benefits under such plans.

Non-CEO NEO Reconciliation for 2024

			Equity Award Adjustments
Year	Average Summary Compensation Table Total ($)	Average Value of Equity Awards Reported in Summary Compensation Table ($)	Average Year End Fair Value of Equity Awards Granted in the Year and Unvested at Year End ($)	Average Change in Fair Value Equity Awards Granted in Prior Years that are Unvested at Year End ($)	Average Fair Value of Equity Awards Granted in the Year that Vested in the Year ($)	Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Average Fair Value of Equity Awards Granted in Prior Years that Forfeited in the Year ($)	Average Value of Dividends or other Earnings Paid on Stock Awards not Otherwise Reflected ($)	Average Total Compensation Actually Paid ($)
2024	2,592,832	(1,236,365)	359,652	(32,970)	484,659	(11,502)	(372,388)	—	1,783,918

Compensation Actually Paid vs. Total Shareholder Return
The graph below illustrates trends in “compensation actually paid,” Company TSR performance, and TSR performance of the S&P 500 Aerospace & Defense Index (the “A&D Index”) over the five most recent fiscal years.
Compensation Actually Paid vs. TSR

Compensation Actually Paid vs. Net Income			Compensation Actually Paid vs. Net Income (Loss)
Compensation Actually Paid vs. Company Selected Measure			Compensation Actually Paid vs. Relative TSR
Total Shareholder Return Vs Peer Group
The graph below illustrates trends in “compensation actually paid,” Company TSR performance, and TSR performance of the S&P 500 Aerospace & Defense Index (the “A&D Index”) over the five most recent fiscal years.
Compensation Actually Paid vs. TSR

Tabular List, Table
As also required by Item 402(v) of Regulation S-K, below is a list of the performance measures that were considered the most important by the Compensation Committee in determining executive compensation for the 2024 performance year and in linking executive compensation actually paid to Company performance. Our executive compensation program and compensation decisions reflect the guiding principles of being linked to long-term performance and aligned with stockholder interests. The metrics used within our incentive plans are selected to support these objectives. See “Compensation Discussion and Analysis” for a discussion of these metrics and on their use in our incentive compensation programs for 2024 and Appendix A for an explanation of non-GAAP measures.
•	Relative TSR
•	Indirect Incurred Cost
•	Year End Inventory

Total Shareholder Return Amount			$ 46.93	43.76	40.76	59.28	53.73
Peer Group Total Shareholder Return Amount			136.24	119.09	111.54	95.03	83.94
Net Income (Loss)			$ (2,139,000,000)	$ (633,000,000)	$ (545,700,000)	$ (540,800,000)	$ (870,300,000)
Company Selected Measure Amount | PercentileRank			45	19	10	23	0
PEO Name	Mr. Shanahan	Gentile	Mr. Shanahan		Gentile	Gentile	Gentile
Measure:: 1
Pay vs Performance Disclosure
Name			Relative TSR
Measure:: 2
Pay vs Performance Disclosure
Name			Indirect Incurred Cost
Measure:: 3
Pay vs Performance Disclosure
Name			Year End Inventory
Mr. Shanahan [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 11,457,523	$ 8,919,114
PEO Actually Paid Compensation Amount			12,308,511	16,736,531
Mr. Gentile [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount				11,807,067	$ 11,728,900	$ 10,849,938	$ 10,454,350
PEO Actually Paid Compensation Amount				$ (296,375)	$ 3,412,855	$ 9,924,685	$ 2,195,855
PEO | Mr. Shanahan [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(8,959,475)
PEO | Mr. Shanahan [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Mr. Shanahan [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			730,528
PEO | Mr. Shanahan [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			8,978,555
PEO | Mr. Shanahan [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			101,380
PEO | Mr. Shanahan [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Mr. Shanahan [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,236,365)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			359,652
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(32,970)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			484,659
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(11,502)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(372,388)
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 0